Digital Assets	12 Months Ended
Dec. 31, 2024
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 7: DIGITAL ASSETS

The Company held the following digital assets as of December 31, 2024, and 2023:

Coin Symbol	December 31, 2024 (**)	December 31, 2023 (*)

BTC	$356	$354
USDC	251	453
ETH	146	86
AVAXC	73	-
USDT	26	23
LTC	16	15
ZEC	3	3
Other	114	15
	$985	$949

(*)	Digital assets are classified as Level 2 in the fair value hierarchy, based on quoted prices in the principal market at 12:00 UTC.

(**)	As of the beginning of 2024, following the cessation of operations of the Company’s subsidiary, INX Solutions Ltd., the Company reclassified digital assets previously recorded as inventory to non-current intangible assets. These digital assets are subject to impairment testing at least annually or more frequently if there are indicators of potential impairment. An impairment loss is recognized when the carrying amount exceeds the fair value less cost of sale. For the year ending December 31, 2024, the Company recorded an impairment charge of $12.